CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
Accounts receivable, allowance for doubtful accounts | ¥	¥ 13,798	¥ 5,124
Ordinary shares, share authorized	10,000,000,000	10,000,000,000
Class A ordinary shares
Ordinary shares, shares issued	525,306,440	525,306,440
Ordinary shares, shares outstanding	504,704,716	514,464,604
Class B ordinary shares
Ordinary shares, shares issued	206,100,000	206,100,000
Ordinary shares, shares outstanding	206,100,000	206,100,000